UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 993.80	$ 4.10
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.68	$ 4.16

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.2	3.7
Exxon Mobil Corp.	3.4	2.9
Microsoft Corp.	2.4	2.8
Citigroup, Inc.	2.1	1.9
Johnson & Johnson	2.0	1.8
American International Group, Inc.	2.0	1.9
Pfizer, Inc.	2.0	1.9
Bank of America Corp.	1.7	2.0
Intel Corp.	1.7	1.4
Altria Group, Inc.	1.5	1.2
	23.0
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	18.8
Financials	16.1	17.5
Health Care	14.7	13.4
Industrials	12.8	13.3
Consumer Discretionary	11.4	9.9
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 99.1%		Stocks 98.1%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	4.1%	** Foreign investments	3.6%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.2%
General Motors Corp. (d)	26,700	$ 908
Toyota Motor Corp.	22,400	801
		1,709
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	63,300	3,453
Hilton Hotels Corp.	27,100	646
Kerzner International Ltd. (a)	22,300	1,270
Penn National Gaming, Inc. (a)	13,000	475
Starwood Hotels & Resorts Worldwide, Inc. unit	33,900	1,986
		7,830
Household Durables - 0.4%
Harman International Industries, Inc.	8,100	659
KB Home	7,100	541
Toll Brothers, Inc. (a)	18,500	1,879
		3,079
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	102,300	3,377
Media - 4.9%
Clear Channel Communications, Inc.	34,000	1,052
Comcast Corp.:
Class A (a)	39,914	1,225
Class A (special) (a)	53,900	1,614
E.W. Scripps Co. Class A	14,000	683
Getty Images, Inc. (a)	35,300	2,621
JC Decaux SA (a)	60,357	1,530
Lamar Advertising Co. Class A (a)	52,600	2,250
Martha Stewart Living Omnimedia, Inc. Class A (a)	16,000	467
McGraw-Hill Companies, Inc.	34,200	1,513
News Corp. Class A	182,064	2,946
NTL, Inc. (a)	7,354	503
Omnicom Group, Inc.	25,800	2,060
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	227,800	2,948
Spanish Broadcasting System, Inc. Class A (a)	84,000	839
Time Warner, Inc. (a)	377,950	6,316
Univision Communications, Inc. Class A (a)	190,900	5,259
Viacom, Inc. Class B (non-vtg.)	25,150	805
Walt Disney Co.	144,900	3,649
XM Satellite Radio Holdings, Inc. Class A (a)	85,600	2,881
		41,161
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.5%
Federated Department Stores, Inc.	101,600	$ 7,445
JCPenney Co., Inc.	22,300	1,173
Kohl's Corp. (a)	49,100	2,745
Nordstrom, Inc.	37,000	2,515
Sears Holdings Corp. (a)	19,600	2,937
Target Corp.	81,700	4,445
		21,260
Specialty Retail - 1.8%
Best Buy Co., Inc.	43,400	2,975
Guitar Center, Inc. (a)	7,000	409
Home Depot, Inc.	134,700	5,240
Hot Topic, Inc. (a)	45,500	870
Lowe's Companies, Inc.	60,300	3,511
OfficeMax, Inc.	25,700	765
Staples, Inc.	61,500	1,311
		15,081
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	27,400	920
NIKE, Inc. Class B	17,300	1,498
		2,418
TOTAL CONSUMER DISCRETIONARY		95,915
CONSUMER STAPLES - 9.1%
Beverages - 1.7%
PepsiCo, Inc.	137,470	7,414
The Coca-Cola Co.	158,800	6,630
		14,044
Food & Staples Retailing - 2.9%
7-Eleven, Inc. (a)	28,800	871
Costco Wholesale Corp.	28,500	1,277
CVS Corp.	171,800	4,994
Kroger Co. (a)	48,600	925
Safeway, Inc.	80,411	1,816
Wal-Mart Stores, Inc.	220,800	10,643
Walgreen Co.	88,100	4,052
		24,578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Hershey Co.	20,600	$ 1,279
Kellogg Co.	47,300	2,102
The J.M. Smucker Co.	12,500	587
Wm. Wrigley Jr. Co.	21,600	1,487
		5,455
Household Products - 1.9%
Colgate-Palmolive Co.	59,700	2,980
Kimberly-Clark Corp.	23,800	1,490
Procter & Gamble Co.	213,000	11,236
		15,706
Personal Products - 0.5%
Gillette Co.	85,800	4,344
Tobacco - 1.5%
Altria Group, Inc.	195,200	12,622
TOTAL CONSUMER STAPLES		76,749
ENERGY - 9.7%
Energy Equipment & Services - 2.9%
Halliburton Co.	122,700	5,868
Nabors Industries Ltd. (a)	57,500	3,486
National Oilwell Varco, Inc. (a)	74,362	3,535
Noble Corp.	25,800	1,587
Pride International, Inc. (a)	54,300	1,396
Schlumberger Ltd. (NY Shares)	78,700	5,976
Transocean, Inc. (a)	26,400	1,425
Weatherford International Ltd. (a)	16,200	939
		24,212
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	8,300	682
Apache Corp.	8,100	523
Burlington Resources, Inc.	53,000	2,928
ChevronTexaco Corp.	130,938	7,322
ConocoPhillips	110,136	6,332
Exxon Mobil Corp.	492,030	28,277
Kinder Morgan, Inc.	10,200	849
Occidental Petroleum Corp.	27,700	2,131
Peabody Energy Corp.	12,400	645
Quicksilver Resources, Inc. (a)	36,000	2,301
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Petroleum Corp.	9,200	$ 428
Ultra Petroleum Corp. (a)	30,600	929
Valero Energy Corp.	38,600	3,054
Williams Companies, Inc.	43,800	832
		57,233
TOTAL ENERGY		81,445
FINANCIALS - 16.1%
Capital Markets - 2.3%
E*TRADE Financial Corp. (a)	178,900	2,503
Goldman Sachs Group, Inc.	46,000	4,693
Legg Mason, Inc.	5,000	521
Lehman Brothers Holdings, Inc.	21,700	2,154
Merrill Lynch & Co., Inc.	58,500	3,218
Morgan Stanley	70,400	3,694
Northern Trust Corp.	26,600	1,213
State Street Corp.	35,400	1,708
		19,704
Commercial Banks - 3.6%
Bank of America Corp.	318,122	14,510
U.S. Bancorp, Delaware	76,200	2,225
Wachovia Corp.	114,323	5,670
Wells Fargo & Co.	123,100	7,580
		29,985
Consumer Finance - 1.5%
American Express Co.	155,500	8,277
Capital One Financial Corp. (d)	41,800	3,344
SLM Corp.	19,000	965
		12,586
Diversified Financial Services - 3.1%
CIT Group, Inc.	16,800	722
Citigroup, Inc.	373,177	17,252
JPMorgan Chase & Co.	225,588	7,968
		25,942
Insurance - 4.4%
ACE Ltd.	63,600	2,852
AFLAC, Inc.	73,500	3,181
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.	34,100	$ 2,037
AMBAC Financial Group, Inc.	12,000	837
American International Group, Inc.	284,937	16,555
Hartford Financial Services Group, Inc.	41,500	3,103
MetLife, Inc.	79,500	3,573
Prudential Financial, Inc.	68,800	4,517
		36,655
Real Estate - 0.5%
CenterPoint Properties Trust (SBI)	24,300	1,028
Equity Residential (SBI)	25,300	932
KKR Financial Corp.	38,100	953
Vornado Realty Trust	16,200	1,302
		4,215
Thrifts & Mortgage Finance - 0.7%
Freddie Mac	39,800	2,596
Golden West Financial Corp., Delaware	26,200	1,687
Washington Mutual, Inc.	41,600	1,693
		5,976
TOTAL FINANCIALS		135,063
HEALTH CARE - 14.7%
Biotechnology - 1.6%
Amgen, Inc. (a)	87,600	5,296
Biogen Idec, Inc. (a)	34,700	1,195
Celgene Corp. (a)	15,700	640
Genentech, Inc. (a)	68,800	5,523
Invitrogen Corp. (a)	6,200	516
OSI Pharmaceuticals, Inc. (a)	10,000	409
		13,579
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	30,200	3,302
Aspect Medical Systems, Inc. (a)	53,700	1,597
Baxter International, Inc.	52,300	1,940
Becton, Dickinson & Co.	44,100	2,314
C.R. Bard, Inc.	31,100	2,068
Fisher Scientific International, Inc. (a)	36,500	2,369
Guidant Corp.	53,800	3,621
Hospira, Inc. (a)	22,900	893
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	98,800	$ 5,117
ResMed, Inc. (a)	9,600	634
St. Jude Medical, Inc. (a)	82,100	3,580
Zimmer Holdings, Inc. (a)	10,400	792
		28,227
Health Care Providers & Services - 2.6%
Aetna, Inc.	16,000	1,325
Cardinal Health, Inc.	12,950	746
Cerner Corp. (a)	11,600	788
Community Health Systems, Inc. (a)	42,600	1,610
HCA, Inc.	33,100	1,876
McKesson Corp.	17,500	784
Sunrise Senior Living, Inc. (a)	17,700	955
UnitedHealth Group, Inc.	194,600	10,146
WebMD Corp. (a)	200,300	2,057
WellPoint, Inc. (a)	26,800	1,866
		22,153
Pharmaceuticals - 7.1%
Abbott Laboratories	103,100	5,053
Allergan, Inc.	10,300	878
Bristol-Myers Squibb Co.	71,200	1,779
Elan Corp. PLC sponsored ADR (a)	58,900	402
Eli Lilly & Co.	85,100	4,741
Johnson & Johnson	256,500	16,673
Merck & Co., Inc.	74,200	2,285
Pfizer, Inc.	598,995	16,520
Schering-Plough Corp.	146,200	2,787
Sepracor, Inc. (a)	32,600	1,956
Wyeth	153,500	6,831
		59,905
TOTAL HEALTH CARE		123,864
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.9%
BE Aerospace, Inc. (a)	90,100	1,408
EADS NV	32,922	1,050
General Dynamics Corp.	15,400	1,687
Goodrich Corp.	15,100	618
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	117,700	$ 1,991
Honeywell International, Inc.	205,000	7,509
Lockheed Martin Corp.	29,800	1,933
Meggitt PLC	186,300	944
Northrop Grumman Corp.	28,115	1,553
Precision Castparts Corp.	33,100	2,578
Raytheon Co.	46,000	1,800
Rockwell Collins, Inc.	29,200	1,392
The Boeing Co.	71,400	4,712
United Technologies Corp.	72,000	3,697
		32,872
Air Freight & Logistics - 0.6%
FedEx Corp.	31,800	2,576
United Parcel Service, Inc. Class B	28,100	1,943
UTI Worldwide, Inc.	6,500	453
		4,972
Airlines - 0.0%
JetBlue Airways Corp. (a)	15,166	310
Commercial Services & Supplies - 0.3%
Monster Worldwide, Inc. (a)	33,600	964
Robert Half International, Inc.	69,300	1,730
		2,694
Construction & Engineering - 0.1%
Fluor Corp.	11,900	685
Electrical Equipment - 0.6%
American Power Conversion Corp.	12,200	288
Cooper Industries Ltd. Class A	12,800	818
Emerson Electric Co.	33,600	2,104
Rockwell Automation, Inc.	15,300	745
Roper Industries, Inc.	13,200	942
		4,897
Industrial Conglomerates - 5.7%
3M Co.	87,400	6,319
General Electric Co.	1,011,800	35,057
Tyco International Ltd.	234,000	6,833
		48,209
Machinery - 1.0%
Caterpillar, Inc.	25,400	2,421
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	35,000	$ 1,832
ITT Industries, Inc.	46,800	4,569
		8,822
Marine - 0.1%
Alexander & Baldwin, Inc.	14,900	691
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	18,900	890
Norfolk Southern Corp.	95,500	2,957
		3,847
TOTAL INDUSTRIALS		107,999
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 3.2%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	52,500	854
CIENA Corp. (a)	387,600	810
Cisco Systems, Inc. (a)	497,500	9,507
Comverse Technology, Inc. (a)	35,000	828
Corning, Inc. (a)	110,300	1,833
Harris Corp.	21,900	683
Juniper Networks, Inc. (a)	33,400	841
Motorola, Inc.	204,400	3,732
Nokia Corp. sponsored ADR	246,700	4,105
Powerwave Technologies, Inc. (a)	51,000	521
QUALCOMM, Inc.	84,900	2,803
		26,517
Computers & Peripherals - 3.3%
Advanced Digital Information Corp. (a)	55,100	419
Apple Computer, Inc. (a)	45,600	1,679
Dell, Inc. (a)	246,200	9,727
EMC Corp. (a)	273,900	3,755
Hewlett-Packard Co.	168,900	3,971
International Business Machines Corp.	111,800	8,296
		27,847
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. Class A	43,500	$ 1,747
Solectron Corp. (a)	36,300	138
		1,885
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.)	18,900	5,559
NetRatings, Inc. (a)	42,500	578
Yahoo!, Inc. (a)	168,100	5,825
		11,962
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	16,384	837
Ceridian Corp. (a)	46,100	898
Cognizant Technology Solutions Corp. Class A (a)	57,900	2,729
Infosys Technologies Ltd. sponsored ADR	24,700	1,914
Satyam Computer Services Ltd. sponsored ADR	34,400	894
SI International, Inc. (a)	60,000	1,798
SRA International, Inc. Class A (a)	92,800	3,222
		12,292
Office Electronics - 0.1%
Xerox Corp. (a)	70,500	972
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp. (a)	58,300	1,156
Analog Devices, Inc.	53,600	2,000
Applied Materials, Inc.	70,700	1,144
Broadcom Corp. Class A (a)	25,000	888
FormFactor, Inc. (a)	60,600	1,601
Freescale Semiconductor, Inc. Class B	72,042	1,526
Intel Corp.	549,800	14,328
KLA-Tencor Corp.	8,400	367
Marvell Technology Group Ltd. (a)	28,100	1,069
National Semiconductor Corp.	14,600	322
PMC-Sierra, Inc. (a)	39,500	369
Teradyne, Inc. (a)	46,400	555
Texas Instruments, Inc.	102,500	2,877
		28,202
Software - 3.8%
Autodesk, Inc.	67,500	2,320
Electronic Arts, Inc. (a)	7,800	442
Microsoft Corp.	797,100	19,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	363,800	$ 4,802
Red Hat, Inc. (a)	58,400	765
Siebel Systems, Inc.	141,300	1,258
Symantec Corp. (a)	35,800	778
TIBCO Software, Inc. (a)	51,000	334
VERITAS Software Corp. (a)	74,700	1,823
		32,322
TOTAL INFORMATION TECHNOLOGY		141,999
MATERIALS - 2.3%
Chemicals - 1.5%
Agrium, Inc.	20,700	404
Dow Chemical Co.	71,400	3,179
FMC Corp. (a)	17,000	954
Lyondell Chemical Co.	67,100	1,773
Monsanto Co.	47,700	2,999
Praxair, Inc.	65,400	3,048
		12,357
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	41,900	1,050
Metals & Mining - 0.5%
Alcoa, Inc.	44,300	1,158
Carpenter Technology Corp.	13,200	684
Newmont Mining Corp.	33,100	1,292
Nucor Corp.	7,700	351
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	44,900	739
		4,224
Paper & Forest Products - 0.2%
International Paper Co.	48,500	1,465
TOTAL MATERIALS		19,096
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.5%
ALLTEL Corp.	16,000	996
BellSouth Corp.	164,100	4,360
Citizens Communications Co.	67,300	905
Qwest Communications International, Inc. (a)	404,500	1,501
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	274,300	$ 6,515
Sprint Corp.	289,000	7,251
Verizon Communications, Inc.	230,200	7,953
		29,481
Wireless Telecommunication Services - 1.0%
Alamosa Holdings, Inc. (a)	32,100	446
Crown Castle International Corp. (a)	49,500	1,006
Nextel Communications, Inc. Class A (a)	149,600	4,834
Nextel Partners, Inc. Class A (a)	65,900	1,659
Western Wireless Corp. Class A (a)	13,900	588
		8,533
TOTAL TELECOMMUNICATION SERVICES		38,014
UTILITIES - 1.6%
Electric Utilities - 0.9%
Entergy Corp.	23,900	1,806
Exelon Corp.	54,300	2,787
PG&E Corp.	85,700	3,217
		7,810
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	28,300	464
Constellation Energy Group, Inc.	13,300	767
NRG Energy, Inc. (a)	33,100	1,245
TXU Corp.	15,300	1,271
		3,747
Multi-Utilities - 0.2%
Dominion Resources, Inc.	25,900	1,901
TOTAL UTILITIES		13,458
TOTAL COMMON STOCKS (Cost $756,776)		833,602
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	62,000	$ 53
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $341)		53
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 3.21% (b)	9,349,940	9,350
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	4,043,250	4,043
TOTAL MONEY MARKET FUNDS (Cost $13,393)		13,393
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $770,510)		847,048
NET OTHER ASSETS - (0.7)%		(6,196)
NET ASSETS - 100%		$ 840,852
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 341
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $154,810,000 of which $64,603,000 and $90,207,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,204) (cost $770,510) - See accompanying schedule		$ 847,048
Receivable for investments sold		7,341
Receivable for fund shares sold		62
Dividends receivable		857
Interest receivable		23
Prepaid expenses		2
Other affiliated receivables		7
Other receivables		76
Total assets		855,416

Liabilities
Payable for investments purchased	$ 8,768
Payable for fund shares redeemed	1,121
Accrued management fee	422
Other affiliated payables	182
Other payables and accrued expenses	28
Collateral on securities loaned, at value	4,043
Total liabilities		14,564

Net Assets		$ 840,852
Net Assets consist of:
Paid in capital		$ 902,627
Undistributed net investment income		3,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(141,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,537
Net Assets, for 15,772 shares outstanding		$ 840,852
Net Asset Value, offering price and redemption price per share ($840,852 ÷ 15,772 shares)		$ 53.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 6,582
Interest		204
Security lending		35
Total income		6,821

Expenses
Management fee Basic fee	$ 2,446
Performance adjustment	96
Transfer agent fees	792
Accounting and security lending fees	141
Independent trustees' compensation	3
Custodian fees and expenses	12
Registration fees	16
Audit	28
Legal	8
Miscellaneous	5
Total expenses before reductions	3,547
Expense reductions	(89)	3,458
Net investment income (loss)		3,363
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,135
Foreign currency transactions	1
Total net realized gain (loss)		23,136
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,338)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(32,339)
Net gain (loss)		(9,203)
Net increase (decrease) in net assets resulting from operations		$ (5,840)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363	$ 8,862
Net realized gain (loss)	23,136	52,893
Change in net unrealized appreciation (depreciation)	(32,339)	24,248
Net increase (decrease) in net assets resulting from operations	(5,840)	86,003
Distributions to shareholders from net investment income	(247)	(8,833)
Share transactions Proceeds from sales of shares	21,075	38,545
Reinvestment of distributions	214	7,648
Cost of shares redeemed	(57,355)	(107,351)
Net increase (decrease) in net assets resulting from share transactions	(36,066)	(61,158)
Total increase (decrease) in net assets	(42,153)	16,012

Net Assets
Beginning of period	883,005	866,993
End of period (including undistributed net investment income of $3,277 and undistributed net investment income of $161, respectively)	$ 840,852	$ 883,005
Other Information Shares
Sold	400	762
Issued in reinvestment of distributions	4	143
Redeemed	(1,086)	(2,151)
Net increase (decrease)	(682)	(1,246)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 53.66	$ 48.98	$ 38.64	$ 49.04	$ 56.42	$ 71.72
Income from Investment Operations
Net investment income (loss) D	.21	.52 E	.34	.15	.19	.22
Net realized and unrealized gain (loss)	(.54)	4.70	10.34	(10.39)	(7.14)	(4.98)
Total from investment operations	(.33)	5.22	10.68	(10.24)	(6.95)	(4.76)
Distributions from net investment income	(.02)	(.54)	(.34)	(.16)	(.23)	(.22)
Distributions in excess of net investment income	-	-	-	-	-	(.47)
Distributions from net realized gain	-	-	-	-	(.20)	(9.85)
Total distributions	(.02)	(.54)	(.34)	(.16)	(.43)	(10.54)
Net asset value, end of period	$ 53.31	$ 53.66	$ 48.98	$ 38.64	$ 49.04	$ 56.42
Total Return B, C	(.62)%	10.66%	27.65%	(20.89)%	(12.37)%	(7.16)%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.82%	1.05%	.78%	.58%
Expenses net of voluntary waivers, if any	.83% A	.84%	.82%	1.05%	.78%	.58%
Expenses net of all reductions	.81% A	.82%	.79%	1.01%	.74%	.52%
Net investment income (loss)	.79% A	1.04%	.79%	.34%	.37%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 841	$ 883	$ 867	$ 729	$ 1,005	$ 1,242
Portfolio turnover rate	52% A	59%	80%	79%	102%	267%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.16 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 125,972
Unrealized depreciation	(58,914)
Net unrealized appreciation (depreciation)	$ 67,058
Cost for federal income tax purposes	$ 779,990

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $218,270 and $242,718, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $202 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $84 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $5.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TRE-USAN-0805
1.787792.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005